Consolidated portfolio of investments—March 31, 2021 (unaudited)

	Yield	Shares	Value
Short-term investments: 84.73%
Investment companies: 31.13%
Wells Fargo Government Money Market Fund Select Class ♠∞*	0.03%	17,486,829	$17,486,829

			Maturity date	Principal
U.S. Treasury securities: 53.60%
U.S. Treasury Bill ☼#		0.03	6-17-2021	$ 4,299,000	4,298,862
U.S. Treasury Bill ☼		0.08	7-29-2021	10,919,000	10,918,278
U.S. Treasury Bill ☼		0.09	7-15-2021	14,900,000	14,899,348
					30,116,488
Total Short-term investments (Cost $47,598,073)					47,603,317
Total investments in securities (Cost $47,598,073)	84.73%				47,603,317
Other assets and liabilities, net	15.27				8,578,658
Total net assets	100.00%				$56,181,975

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
*	A portion of the holding represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated entity.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$7,855,265	$161,097,227	$(151,465,663)	$0	$0	$17,486,829	31.13%	17,486,829	$7,306
Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
14,069,000 CAD	11,128,997 USD	Goldman Sachs International	4-21-2021	$66,738	$0
2,445,510 USD	9,399,000 PLN	Goldman Sachs International	4-21-2021	66,967	0
867,124,000 KRW	760,268 USD	Goldman Sachs International	4-21-2021	5,817	0
13,092,984,000 IDR	905,462 USD	Goldman Sachs International	4-21-2021	0	(5,111)
8,282,000 EUR	9,862,040 USD	Goldman Sachs International	4-21-2021	0	(146,718)
77,762,000 RUB	1,049,873 USD	Goldman Sachs International	4-21-2021	0	(23,808)
21,307,000 MXN	1,007,134 USD	Goldman Sachs International	4-21-2021	33,601	0
7,962,000 GBP	11,071,002 USD	Goldman Sachs International	4-21-2021	0	(94,052)
271,244,000 JPY	2,497,778 USD	Goldman Sachs International	4-21-2021	0	(47,611)
The accompanying notes are an integral part of these consolidated financial statements.

Wells Fargo Alternative Risk Premia Fund  |  1

Consolidated portfolio of investments—March 31, 2021 (unaudited)
Forward foreign currency contracts (continued)
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
1,307,227 USD	11,033,000 TRY	Goldman Sachs International	4-21-2021	$0	$(9,646)
11,033,000 TRY	1,438,068 USD	Goldman Sachs International	4-21-2021	0	(121,194)
3,653,000 NZD	2,619,891 USD	Goldman Sachs International	4-21-2021	0	(68,687)
5,708,998 USD	48,587,000 SEK	Goldman Sachs International	4-21-2021	144,883	0
7,245,874 USD	9,394,000 AUD	Goldman Sachs International	4-21-2021	109,991	0
331,239 USD	7,304,000 CZK	Goldman Sachs International	4-21-2021	3,054	0
10,999,301 USD	10,231,000 CHF	Goldman Sachs International	4-21-2021	170,151	0
686,461 USD	497,334,000 CLP	Goldman Sachs International	4-21-2021	0	(3,955)
7,477,299 USD	63,275,000 NOK	Goldman Sachs International	4-21-2021	79,352	0
1,183,436 USD	365,451,000 HUF	Goldman Sachs International	4-21-2021	332	0
858,179 USD	4,945,000 BRL	Goldman Sachs International	4-22-2021	0	(19,460)
170,021,000 INR	2,332,555 USD	Goldman Sachs International	4-22-2021	0	(12,525)
29,554,000 ZAR	1,937,891 USD	Goldman Sachs International	4-22-2021	59,914	0
				$740,800	$(552,767)
The accompanying notes are an integral part of these consolidated financial statements.

2  |  Wells Fargo Alternative Risk Premia Fund

Consolidated portfolio of investments—March 31, 2021 (unaudited)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
CAC 40 Index	6	4-16-2021	$424,275	$426,816	$2,541	$0
Brent Crude Futures*	14	4-30-2021	939,576	878,360	0	(61,216)
Gasoline RBOB Futures*	3	4-30-2021	243,807	246,922	3,115	0
NY Harbor ULSD Futures*	15	4-30-2021	1,147,489	1,114,974	0	(32,515)
Sugar #11 World Futures*	135	4-30-2021	2,381,085	2,233,224	0	(147,861)
Cotton #2 Futures*	12	5-6-2021	528,977	485,280	0	(43,697)
Cocoa Futures*	72	5-13-2021	1,773,640	1,690,560	0	(83,080)
Corn Futures*	67	5-14-2021	1,830,595	1,890,238	59,643	0
Soybean Oil Futures*	77	5-14-2021	2,116,153	2,444,904	328,751	0
London Metal Exchange Copper Futures*	3	5-17-2021	665,395	659,175	0	(6,220)
London Metal Exchange Nickel Futures*	3	5-17-2021	315,649	288,837	0	(26,812)
TOPIX Index	2	6-10-2021	341,673	352,946	11,273	0
Lean Hogs Futures*	6	6-14-2021	250,322	252,720	2,398	0
10-Year Australian Treasury Bonds	184	6-15-2021	19,276,315	19,302,477	26,162	0
S&P/TSX 60 Index	2	6-17-2021	354,130	353,656	0	(474)
SPI 200 Index	3	6-17-2021	382,365	385,434	3,069	0
DAX Futures Index	1	6-18-2021	426,133	440,613	14,480	0
E-Mini Nasdaq 100 Index	1	6-18-2021	258,492	261,795	3,303	0
E-Mini Russell 2000 Index	3	6-18-2021	352,357	333,375	0	(18,982)
E-Mini S&P 500 Index	2	6-18-2021	395,825	396,740	915	0
Euro STOXX 50 Index	8	6-18-2021	354,408	362,693	8,285	0
FTSE 100 Index	4	6-18-2021	368,481	368,334	0	(147)
MSCI Emerging Markets Index	5	6-18-2021	333,688	330,625	0	(3,063)
Long Gilt Bonds	118	6-28-2021	20,839,566	20,755,665	0	(83,901)
Short
WTI Crude Futures*	(10)	4-20-2021	(605,617)	(591,600)	14,017	0
Natural Gas Futures*	(17)	4-28-2021	(490,224)	(443,360)	46,864	0
Low Sugar Gas Oil Futures*	(16)	5-12-2021	(831,559)	(812,000)	19,559	0
KC Hard Red Winter Wheat Futures*	(6)	5-14-2021	(187,749)	(172,725)	15,024	0
Soybean Futures*	(13)	5-14-2021	(912,616)	(933,888)	0	(21,272)
Soybean Meal Futures*	(7)	5-14-2021	(293,219)	(296,240)	0	(3,021)
Wheat Futures*	(23)	5-14-2021	(754,211)	(710,700)	43,511	0
London Metal Exchange Aluminium Futures*	(39)	5-17-2021	(2,162,368)	(2,145,244)	17,124	0
London Metal Exchange Lead Futures*	(22)	5-17-2021	(1,127,397)	(1,081,163)	46,234	0
London Metal Exchange Zinc Futures*	(4)	5-17-2021	(279,381)	(281,225)	0	(1,844)
Coffee C Futures*	(9)	5-18-2021	(431,215)	(416,813)	14,402	0
Silver Futures*	(3)	5-26-2021	(392,840)	(367,980)	24,860	0
Euro-BUND Futures	(177)	6-8-2021	(35,444,540)	(35,552,230)	0	(107,690)
Japanese Yen Futures	(3)	6-14-2021	(4,084,148)	(4,095,552)	0	(11,404)
10-Year Canadian Treasury Bonds	(38)	6-21-2021	(4,234,548)	(4,196,117)	38,431	0
10-Year U.S. Treasury Notes	(102)	6-21-2021	(13,576,887)	(13,355,625)	221,262	0
Gold 100 Ounces Futures*	(8)	6-28-2021	(1,383,893)	(1,372,480)	11,413	0
Live Cattle Futures*	(17)	6-30-2021	(823,295)	(835,720)	0	(12,425)
					$976,636	$(665,624)

*	A portion of the holding represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated entity.
The accompanying notes are an integral part of these consolidated financial statements.

Wells Fargo Alternative Risk Premia Fund  |  3

Consolidated portfolio of investments—March 31, 2021 (unaudited)
OTC swap contracts
Reference asset/index	Counterparty	Payment frequency	Maturity date	Notional amount	Value	Unrealized gains	Unrealized gains
Markit CDX North American High Yield Index†	Goldman Sachs International	Monthly	2-1-2024	$3,267,391	$3,726,613	$459,222	$0

†	The Fund receives or pays the difference between the total return on a portfolio of long and short positions underlying the total return swap and the return on a specified benchmark (either the Federal Funds Effective Rate or the One Month LIBOR), plus or minus a spread in a typical range of 20-75 basis points (bps; 100 bps equal 1.00%). The spread is determined based upon the country and/or currency of the individual underlying positions. Certain short positions may be subject to higher market rates.
The following table represents the component disclosures associated with the synthetic total return swap basket as of the end of the period.
Reference asset	Shares	Value	% of swap basket value
Long positions
Common stocks
Communication services
Diversified telecommunication services
Hong Kong Telecommunications Trust & Hong Kong Trust Limited	37,000	$52,734	1.42%
Iliad SA	477	90,675	2.43
PCCW Limited	173,000	97,470	2.62
Spark New Zealand Limited	24,424	76,419	2.05
Media
CyberAgent Incorporated	4,000	71,998	1.93
Quebecor Incorporated Class B	2,700	72,490	1.95
		461,786
Consumer discretionary
Automobiles
Stellantis NV	3,182	56,271	1.51
Hotels, restaurants & leisure
Domino's Pizza Incorporated	190	69,880	1.88
La Francaise Des Jeux SA	3,867	175,815	4.72
McDonald's Holdings Company Japan Limited	1,300	59,878	1.61
Internet & direct marketing retail
ZOZO Incorporated	1,500	44,299	1.19
Specialty retail
Best Buy Company Incorporated	1,050	120,551	3.23
Kingfisher plc	22,892	100,452	2.70
Shimamura Company Limited	1,100	126,864	3.40
Tractor Supply Company	495	87,655	2.35
Yamada Denki Company Limited	17,600	94,895	2.55
Textiles, apparel & luxury goods
Pandora AS	501	53,676	1.44
		990,236
Consumer staples
Beverages
Coca-Cola Amatil Limited	4,855	49,525	1.33
ITO EN Limited	900	55,191	1.48
Monster Beverage Corporation	698	63,581	1.71
Remy Cointreau SA	315	58,181	1.56
The accompanying notes are an integral part of these consolidated financial statements.

4  |  Wells Fargo Alternative Risk Premia Fund

Consolidated portfolio of investments—March 31, 2021 (unaudited)
Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Food & staples retailing
Cosmos Pharmaceutical Corporation	400	$62,389	1.67%
The Kroger Company	2,659	95,697	2.57
Food products
Archer Daniels Midland Company	2,531	144,267	3.87
Bunge Limited	3,940	312,324	8.38
John B. Sanfilippo & Son Incorporated	464	41,932	1.13
NH Foods Limited	1,300	55,710	1.49
Household products
The Clorox Company	354	68,280	1.83
Tobacco
Swedish Match AB	2,685	209,612	5.62
		1,216,689
Energy
Oil, gas & consumable fuels
Ampol Limited	2,017	37,611	1.01
ENEOS Holdings Incorporated	57,800	261,842	7.03
Keyera Corporation	3,300	68,589	1.84
Parkland Corporation	1,900	57,089	1.53
Financials
Banks
Aozora Bank Limited	2,900	66,368	1.78
Banque Cantonale Vaudoise	859	83,796	2.25
East West Bancorp Incorporated	580	42,804	1.15
Fukuoka Financial Group Incorporated	6,600	125,115	3.36
Mebuki Financial Group Incorporated	16,400	38,658	1.04
Capital markets
CI Financial Corporation	6,700	96,765	2.60
FactSet Research Systems Incorporated	180	55,546	1.49
Diversified financial services
Onex Corporation	1,100	68,414	1.84
Sofina SA	376	127,210	3.41
Insurance
Assurant Incorporated	344	48,769	1.31
Direct Line Insurance Group plc	30,795	133,008	3.57
Erie Indemnity Company Class A	289	63,843	1.71
Medibank Private Limited	34,185	72,703	1.95
Progressive Corporation	1,733	165,692	4.45
Mortgage REITs
AGNC Investment Corporation	8,843	148,209	3.98
Annaly Capital Management Incorporated	4,797	41,254	1.11
Dynex Capital Incorporated REIT	2,516	47,628	1.28
		1,425,782
Health care
Biotechnology
Genus plc	595	39,849	1.07
Regeneron Pharmaceuticals Incorporated	136	64,347	1.73
Health care equipment & supplies
IDEXX Laboratories Incorporated	80	39,145	1.05
West Pharmaceutical Services Incorporated	260	73,263	1.97
Health care providers & services
Molina Healthcare Incorporated	400	93,504	2.51
The accompanying notes are an integral part of these consolidated financial statements.

Wells Fargo Alternative Risk Premia Fund  |  5

Consolidated portfolio of investments—March 31, 2021 (unaudited)
Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Health care technology
Computer Programs & Systems Incorporated	1,288	$39,413	1.06%
Pharmaceuticals
Hikma Pharmaceuticals plc	1,741	54,627	1.47
Jazz Pharmaceuticals plc	293	48,160	1.29
Kyorin Company Limited	2,200	38,308	1.03
Orion Oyj Class B	1,001	40,111	1.08
Recordati SpA	2,153	115,814	3.11
		646,541
Industrials
Aerospace & defense
Huntington Ingalls Industries Incorporated	480	98,808	2.65
Lockheed Martin Corporation	397	146,692	3.94
Industrial conglomerates
DCC plc	1,255	108,826	2.92
Marine
Nippon Yusen Kabushiki Kaisha	1,900	64,778	1.74
Professional services
Adecco SA	1,796	120,930	3.25
Booz Allen Hamilton Holding Corporation	1,272	102,434	2.75
Kforce Incorporated	867	46,471	1.25
Leidos Holdings Incorporated	740	71,247	1.91
Robert Half International Incorporated	1,669	130,299	3.50
Road & rail
AMERCO	200	122,520	3.29
J.B. Hunt Transport Services Incorporated	1,920	322,694	8.66
Knight-Swift Transportation Holdings Incorporated	2,690	129,362	3.47
Landstar System Incorporated	306	50,508	1.36
Old Dominion Freight Line Incorporated	1,035	248,824	6.68
Transportation infrastructure
Kamigumi Company Limited	12,200	231,054	6.20
		1,995,447
Information technology
Electronic equipment, instruments & components
Arrow Electronics Incorporated	1,975	218,870	5.87
Venture Corporation Limited	14,600	217,719	5.84
IT services
Broadridge Financial Solutions Incorporated	556	85,124	2.28
Itochu Techno-Solutions Corporation	4,800	154,545	4.15
Otsuka Corporation	2,400	112,278	3.01
Software
NortonLifeLock Incorporated	3,552	75,516	2.03
TIS Incorporated	4,400	104,948	2.82
		969,000
Materials
Chemicals
Johnson Matthey plc	2,219	92,171	2.47
Tosoh Corporation	7,600	145,376	3.90
Metals & mining
EVRAZ plc	7,163	57,077	1.53
		294,624
The accompanying notes are an integral part of these consolidated financial statements.

6  |  Wells Fargo Alternative Risk Premia Fund

Consolidated portfolio of investments—March 31, 2021 (unaudited)
Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Real estate
Equity REITs
Covivio	665	$56,929	1.53%
Extra Space Storage Incorporated	1,276	169,134	4.54
Iron Mountain Incorporated	1,837	67,987	1.82
Mapletree Logistics Trust	57,000	81,780	2.19
Public Storage Incorporated	311	76,742	2.06
Smart REIT	7,000	149,558	4.01
Real estate management & development
Hang Lung Properties Limited	16,000	41,574	1.12
Kerry Properties Limited	77,500	249,723	6.70
LEG Immobilien AG	288	37,881	1.02
		931,308
Utilities
Electric utilities
NRG Energy Incorporated	4,859	183,330	4.92
Tohoku Electric Power Company Incorporated	7,600	71,727	1.92
Gas utilities
Enagás SA	3,771	81,900	2.20
		336,957

	Dividend yield
Preferred stocks
Materials
Chemicals
Fuchs Petrolub SE	2.22%	3,291	$157,616	4.23%
Short positions
Common stocks
Communication services
Diversified telecommunication services
Singapore Telecommunications Limited		(123,400)	(223,830)	(6.01)
Entertainment
The Walt Disney Company		(1,023)	(188,764)	(5.07)
Media
Informa plc		(5,355)	(41,327)	(1.11)
			(453,921)
Consumer discretionary
Automobiles
Volkswagen AG		(497)	(180,212)	(4.84)
Hotels, restaurants & leisure
Whitbread plc		(2,433)	(114,913)	(3.08)
Household durables
Sony Corporation		(1,200)	(125,663)	(3.37)
Internet & direct marketing retail
Rakuten Incorporated		(6,900)	(82,196)	(2.21)
Leisure products
Sankyo Company Limited		(1,500)	(39,734)	(1.07)
The accompanying notes are an integral part of these consolidated financial statements.

Wells Fargo Alternative Risk Premia Fund  |  7

Consolidated portfolio of investments—March 31, 2021 (unaudited)
Reference asset	Shares	Value	% of swapbasket value
Short positions (continued)
Specialty retail
Fast Retailing Company Limited	(100)	$(79,594)	(2.14)%
Ross Stores Incorporated	(529)	(63,432)	(1.70)
TJX Companies Incorporated	(716)	(47,363)	(1.27)
		(733,107)
Consumer staples
Food & staples retailing
Lawson Products Incorporated	(1,800)	(88,273)	(2.37)
Food products
Danone SA	(1,594)	(109,353)	(2.93)
		(197,626)
Energy
Oil, gas & consumable fuels
Eni SpA	(5,177)	(63,710)	(1.71)
Royal Dutch Shell plc A Shares	(6,500)	(126,689)	(3.40)
Royal Dutch Shell plc B Shares	(4,869)	(89,611)	(2.40)
Suncor Energy Incorporated	(3,200)	(66,893)	(1.80)
Woodside Petroleum Limited	(3,041)	(55,435)	(1.49)
		(402,338)
Financials
Banks
ABN Amro Bank NV	(3,664)	(44,515)	(1.19)
Bank of America Corporation	(2,310)	(89,374)	(2.40)
HSBC Holdings plc	(18,944)	(110,524)	(2.97)
JPMorgan Chase & Company	(1,262)	(192,114)	(5.16)
Lloyds Banking Group plc	(66,238)	(38,841)	(1.04)
UniCredit SpA	(5,536)	(58,513)	(1.57)
Capital markets
Brookfield Asset Management Incorporated Class A	(4,300)	(191,271)	(5.13)
CME Group Incorporated	(546)	(111,510)	(2.99)
Industrivarden AB Series C	(4,912)	(172,330)	(4.62)
TP ICAP Group plc	(11,261)	(37,794)	(1.01)
Diversified financial services
Berkshire Hathaway Incorporated Class B	(574)	(146,640)	(3.93)
Equitable Holdings Incorporated	(3,339)	(108,918)	(2.92)
Insurance
Aviva plc	(6,677)	(37,574)	(1.01)
Japan Post Holdings Company Limited	(32,100)	(286,052)	(7.68)
Loews Corporation	(1,283)	(65,792)	(1.77)
		(1,691,762)
Health care
Biotechnology
Alnylam Pharmaceuticals Incorporated	(295)	(41,651)	(1.12)
Argenx SE	(232)	(63,772)	(1.71)
Health care providers & services
Orpea SA	(373)	(43,217)	(1.16)
Life sciences tools & services
Illumina Incorporated	(217)	(83,341)	(2.24)
QIAGEN NV	(1,028)	(49,752)	(1.34)
The accompanying notes are an integral part of these consolidated financial statements.

8  |  Wells Fargo Alternative Risk Premia Fund

Consolidated portfolio of investments—March 31, 2021 (unaudited)
Reference asset	Shares	Value	% of swapbasket value
Short positions (continued)
Pharmaceuticals
Takeda Pharmaceutical Company Limited	(5,400)	$(194,346)	(5.22)%
		(476,079)
Industrials
Aerospace & defense
The Boeing Company	(250)	(63,680)	(1.71)
Construction & engineering
Vinci SA	(2,696)	(276,197)	(7.41)
Machinery
FANUC Corporation	(400)	(94,595)	(2.54)
SMC Corporation	(100)	(58,081)	(1.56)
Marine
AP Moller-Maersk AS	(37)	(80,553)	(2.16)
Professional services
Thomson Reuters Corporation	(1,700)	(148,924)	(4.00)
Road & rail
East Japan Railway Co	(4,000)	(283,188)	(7.60)
Uber Technologies Incorporated	(768)	(41,864)	(1.12)
		(1,047,082)
Information technology
Electronic equipment, instruments & components
Horiba Limited	(800)	(50,431)	(1.35)
Keyence Corporation	(200)	(90,802)	(2.44)
Kyocera Corporation	(4,000)	(253,782)	(6.81)
IT services
Fidelity National Information Service	(1,110)	(156,077)	(4.19)
Fiserv Incorporated	(1,420)	(169,037)	(4.54)
Global Payments Incorporated	(501)	(100,992)	(2.71)
Okta Incorporated	(271)	(59,737)	(1.60)
Shopify Incorporated Class A	(100)	(110,403)	(2.96)
Software
Guidewire Software Incorporated	(457)	(46,445)	(1.25)
salesforce.com Incorporated	(319)	(67,587)	(1.81)
Splunk Incorporated	(395)	(53,515)	(1.44)
		(1,158,808)
Materials
Chemicals
BASF SE	(566)	(47,020)	(1.26)
Dupont De Nemours Incorporated	(502)	(38,795)	(1.04)
Linde plc	(174)	(48,744)	(1.31)
Metals & mining
Franco-Nevada Corporation	(500)	(62,660)	(1.68)
		(197,219)
Real estate
Equity REITs
Equity Residential REIT	(592)	(42,405)	(1.14)
UDR Incorporated REIT	(3,288)	(144,212)	(3.87)
Real estate management & development
Hongkong Land Holdings Limited	(31,200)	(153,192)	(4.11)
The accompanying notes are an integral part of these consolidated financial statements.

Wells Fargo Alternative Risk Premia Fund  |  9

Consolidated portfolio of investments—March 31, 2021 (unaudited)
Reference asset	Shares	Value	% of swapbasket value
Short positions (continued)
Real estate management & development (continued)
Stockland Corporation Limited NPV	(35,571)	$(118,879)	(3.19)%
Wharf Real Estate Investment Company Limited	(14,000)	(78,427)	(2.10)
		(537,115)
Utilities
Gas utilities
The Hong Kong and China Gas Company Limited	(44,000)	(69,616)	(1.87)
Independent power & renewable electricity producers
Electric Power Development Company Limited Class C	(2,300)	(40,173)	(1.08)
		(109,789)

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these consolidated financial statements.

10  |  Wells Fargo Alternative Risk Premia Fund

Consolidated notes to financial statements (unaudited)

The Fund invests in direct or indirect investments in various derivatives, including commodity-linked derivatives, through Alt Risk Premia Special Investments (Cayman) Ltd. (the “Subsidiary”), a wholly owned subsidiary incorporated on October 2, 2018 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of March 31, 2021, the Subsidiary primarily had $31,245 in variation margin receivable related to open futures contracts representing 0.41% of its net assets. The Fund is the sole shareholder of the Subsidiary. As of March 31, 2021, the Fund held $7,649,272 in the Subsidiary, representing 13.62% of the Fund’s net assets prior to consolidation.
The consolidated financial statements of the Fund include the financial results of the Subsidiary. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary and the consolidated financial statements include the accounts of the Fund and the Subsidiary. Accordingly, all interfund balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the

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Consolidated notes to financial statements (unaudited)

contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, commodity prices and foreign exchange rates and is subject to interest rate risk, equity price risk, commodity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the OTC market (“OTC swaps”) or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into OTC swaps. For OTC swaps, any upfront premiums paid and any upfront fees received are amortized over the term of the contract. The daily fluctuations in market value are recorded as unrealized gains or losses on OTC swaps. Payments received or paid are recorded as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded as the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Total return basket swaps
The Fund may enter into total return basket swap contracts to obtain exposure to a custom basket of long and short securities without owning such securities. The Fund has the ability to trade in and out of the long and short positions within the swap and receives the economic benefits and risks equivalent to direct investments in these positions. Under the terms of the contract, the Fund and the counterparty exchange periodic payments based on the total return of reference assets within a basket for a specified interest rate. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. To the extent the total return of the reference assets exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty. Positions within the swap are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses on swap contracts. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
The Fund is exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the reference securities in the basket. In addition to counterparty credit risk, the Fund is subject to liquidity risk if there is no market for the contracts and is exposed to the market risk associated with the reference securities in the basket.

12  |  Wells Fargo Alternative Risk Premia Fund

Consolidated notes to financial statements (unaudited)

Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inpouts (level 3)	Total
Assets
Investments in:
Short-term investments
Investment companies	$17,486,829	$0	$0	$17,486,829
U.S. Treasury securities	30,116,488	0	0	30,116,488
	47,603,317	0	0	47,603,317
Forward foreign currency contracts	0	740,800	0	740,800
Futures contracts	976,636	0	0	976,636
OTC swap contracts	0	459,222	0	459,222
Total assets	$48,579,953	$1,200,022	$0	$49,779,975
Liabilitites
Forward foreign currency contracts	$0	$552,767	$0	$552,767
Futures contracts	665,624	0	0	665,624
Total liabilities	$665,624	$552,767	$0	$1,218,391
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consoliated Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Consolidated Portfolio of Investments.
For the nine months ended March 31, 2021, the Fund did not have any transfers into/out of Level 3.

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